Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. Related Party Transactions

In conjunction with the CMI Transaction, the Company assumed a note payable in which the note holder, John Knapp (“Knapp”) is a significant shareholder in the Company. In the second quarter of 2021, the Company issued 2,500,000 shares to pay off the balance of the note. Effective February 25, 2020, Knapp resigned as a director of Cryomass Technologies, at which time 200,000 Restricted Stock Units were deemed to have vested and were converted into 200,000 common shares. Refer to Note 2 for additional details on the relationship of CMI as a VIE. The outstanding balance of the notes payable, related party was $0 and $458,599 as of September 30, 2021 and December 31, 2020, respectively.

In conjunction with the Cryocann Acquisition, the Company received a promissory note from Matt Armstrong, an employee of the Company, for $281,771. This note receivable was issued as part of an employment agreement with Matt Armstrong, effective June 22, 2021, and was offset against his signing bonus on October 15, 2021. There was no interest associated with the note.

On August 19, 2021, the Company entered into a loan agreement of $237,590 with its Chief Executive Officer, Christian Noel. The note accrues interest at 14% per annum and was repaid on October 22, 2021.

13. RELATED PARTY TRANSACTIONS

In conjunction with the CMI Transaction, the Company assumed a note payable in which the note holder, John Knapp (“Knapp”) is a significant shareholder in the Company. Additionally, Knapp is a former executive and board director, as well as current shareholder in PharmaCielo Ltd. (“PharmaCielo”), a supplier of naturally grown and processed medicinal-grade cannabis oil extracts. Effective February 25, 2020, Knapp resigned as a director of Andina Gold, at which time 200,000 Restricted Stock Units were deemed to have vested and were converted into 200,000 common shares. Refer to Note 2 for additional details on the relationship of CMI as a VIE. On August 6, 2020, the Company formalized the terms of a note payable to John Knapp. The note bears interest on an annual basis of 25% and is convertible into shares of common stock at a price of $0.25 per share. The note matures on January 31, 2021. The outstanding balance of the notes payable, related party was $458,599 and $307,450 as of December 31, 2020 and 2019, respectively.